Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Share		Additional Paid-in Capital	Statutory Surplus	Accumulated Deficits	Accumulated Other Comprehensive Loss	Non-Controlling Interests	Total
Beginning balance at Jun. 30, 2016		$ 1,129	[1]	$ 7,120,943	$ 418,722	$ (2,984,943)	$ (352,361)	$ 4,034	$ 4,207,524
Beginning balance, shares at Jun. 30, 2016	[1]	11,290,000
Non-controlling shareholders' contribution			[1]					6,438	6,438
Non-controlling interests through an acquisition			[1]					290,994	290,994
Dividend declared			[1]			(1,321,838)			(1,321,838)
Net income loss for the year			[1]			2,047,445		173,912	2,221,357
Appropriation of statutory reserve			[1]		261,949	(261,949)
Foreign currency translation adjustments			[1]				(94,909)	1,732	(93,177)
Ending balance at Jun. 30, 2017		$ 1,129	[1]	7,120,943	680,671	(2,521,285)	(447,270)	477,110	5,311,298
Ending balance, shares at Jun. 30, 2017	[1]	11,290,000
Net proceeds from Initial Public Offering (“IPO”), net of issuance costs		$ 200	[1]	9,549,319					9,549,519
Net proceeds from Initial Public Offering (“IPO”), net of issuance costs, Shares	[1]	2,000,000
Net proceeds from over- allotment, net of issuance costs		$ 30	[1]	1,472,562					1,472,592
Net proceeds from over- allotment, net of issuance costs, Shares	[1]	300,000
IPO issuance costs				(362,925)					(362,925)
Purchase of subsidiaries' shares from non-controlling interests			[1]	(494,356)				(91,533)	(585,889)
Public offering warrants			[1]	612,223					612,223
Warrants issued in connection with IPO			[1]	(612,223)					(612,223)
Non-controlling interests through an acquisition			[1]					70	70
Net income loss for the year			[1]			2,434,463		280,435	2,714,898
Appropriation of statutory reserve			[1]		437,796	(437,796)
Foreign currency translation adjustments			[1]				45,593	10,200	55,793
Ending balance at Jun. 30, 2018		$ 1,359	[1]	17,285,543	1,118,467	(524,618)	(401,677)	676,282	18,155,356
Ending balance, shares at Jun. 30, 2018	[1]	13,590,000
Stock-based compensation		$ 22	[1]	7,016,089					7,016,111
Stock-based compensation,Shares	[1]	223,821
Exercise of warrants		$ 10	[1]	(10)
Exercise of warrants, Shares	[1]	99,380
Non-controlling interests through an acquisition			[1]					64,879	64,879
Sale of subsidiaries' shares to non-controlling interests								47,189	47,189
Net income loss for the year			[1]			(3,269,776)		(162,813)	(3,432,589)
Appropriation of statutory reserve			[1]		715,335	(715,335)
Foreign currency translation adjustments			[1]				(411,973)	(17,375)	(429,348)
Others				(25,000)					(25,000)
Ending balance at Jun. 30, 2019		$ 1,391	[1]	$ 24,276,622	$ 1,833,802	$ (4,509,729)	$ (813,650)	$ 608,162	$ 21,396,598
Ending balance, shares at Jun. 30, 2019	[1]	13,913,201

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).